Guarantor Financials Guarantor Financials (Balance Sheet) details (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Jun. 28, 2014	Sep. 28, 2013	Jun. 29, 2013
Assets
Cash and cash equivalents, beginning of period	$ 891.5	$ 799.5	$ 816.6	$ 779.9
Investment securities	21.6	5.9
Accounts Receivable, Net	869.4	935.1
Inventories	656.8	631.6
Current deferred income taxes	64.6	62.8
Prepaid expenses and other current assets	130.1	116.0
Total current assets	2,634.0	2,550.9
Property and Equipment, Net	761.7	779.9
Goodwill and other indefinite-lived intangible assets	3,503.0	3,543.8
Other intangible assets, net	6,671.8	6,787.0
Non-current deferred income taxes	28.5	23.6
Other non-current assets	182.0	195.0
Intercompany loans receivable	0	0
Investments in subsidiaries	0	0
Total non-current assets	11,147.0	11,329.3
Total Assets	13,781.0	13,880.2	5,508.8
Liabilities and Shareholders' Equity
Accounts Payable	309.0	364.3
Short-term Debt	0	2.1
Payroll and related taxes	77.0	112.3
Accrued Customer Programs	274.5	256.5
Accrued Liabilities	179.9	179.4
Accrued Income Taxes	31.7	17.4
Current deferred income taxes	4.3	1.1
Current portion of long-term debt	141.5	141.6
Total current liabilities	1,017.9	1,074.7
Long-term debt, less current portion	3,050.8	3,090.5
Non-current deferred income taxes	708.7	727.9
Other non-current liabilities	286.9	293.4
Intercompany loans payable	0	0
Total non-current liabilities	4,046.4	4,111.8
Liabilities	5,064.3	5,186.5
Controlling interest	8,716.7	8,692.9
Noncontrolling interest	0	0.8
Shareholders' equity	8,716.7	8,693.7
Total liabilities and shareholders' equity	13,781.0	13,880.2
Consolidation, Eliminations [Member]
Assets
Cash and cash equivalents, beginning of period	0	0	0	0
Investment securities	0	0
Accounts Receivable, Net	(1,238.2)	(4,025.9)
Inventories	(149.7)	(130.4)
Current deferred income taxes	0	0
Prepaid expenses and other current assets	0	0
Total current assets	(1,387.9)	(4,156.3)
Property and Equipment, Net	0	0
Goodwill and other indefinite-lived intangible assets	0	0
Other intangible assets, net	0	0
Non-current deferred income taxes	0	(16.0)
Other non-current assets	0	0
Intercompany loans receivable	(23,608.0)	(20,889.8)
Investments in subsidiaries	(15,190.7)	(14,371.0)
Total non-current assets	(38,798.7)	(35,276.8)
Total Assets	(40,186.6)	(39,433.1)
Liabilities and Shareholders' Equity
Accounts Payable	(1,237.6)	(4,156.2)
Short-term Debt		0
Payroll and related taxes	0	0
Accrued Customer Programs	0	0
Accrued Liabilities	(0.4)	(0.5)
Accrued Income Taxes	0	0
Current deferred income taxes	0	0
Current portion of long-term debt	0	0
Total current liabilities	(1,238.0)	(4,156.7)
Long-term debt, less current portion	0	0
Non-current deferred income taxes	0	(16.0)
Other non-current liabilities	0	0
Intercompany loans payable	(23,608.0)	(20,888.3)
Total non-current liabilities	(23,608.0)	(20,904.3)
Liabilities	(24,846.0)	(25,061.0)
Controlling interest		(14,372.1)
Noncontrolling interest		0
Shareholders' equity	(15,340.6)	(14,372.1)
Total liabilities and shareholders' equity	(40,186.6)	(39,433.1)
Parent Company [Member]
Assets
Cash and cash equivalents, beginning of period	424.7	323.4
Investment securities	0	0
Accounts Receivable, Net	2.0	1.4
Inventories	0	0
Current deferred income taxes	0	0
Prepaid expenses and other current assets	20.6	9.9
Total current assets	447.3	334.7
Property and Equipment, Net	0	0
Goodwill and other indefinite-lived intangible assets	0	0
Other intangible assets, net	0	0
Non-current deferred income taxes	14.4	16.0
Other non-current assets	23.0	23.8
Intercompany loans receivable	7,300.0	7,300.0
Investments in subsidiaries	6,284.9	6,218.9
Total non-current assets	13,622.3	13,558.7
Total Assets	14,069.6	13,893.4
Liabilities and Shareholders' Equity
Accounts Payable	40.4	35.2
Short-term Debt		0
Payroll and related taxes	0.1	0.1
Accrued Customer Programs	0	0
Accrued Liabilities	32.5	11.4
Accrued Income Taxes	(0.6)	0
Current deferred income taxes	0	0
Current portion of long-term debt	140.0	140.0
Total current liabilities	212.4	186.7
Long-term debt, less current portion	3,049.2	3,084.0
Non-current deferred income taxes	0	0
Other non-current liabilities	0	0
Intercompany loans payable	2,091.3	1,929.0
Total non-current liabilities	5,140.5	5,013.0
Liabilities	5,352.9	5,199.7
Controlling interest		8,693.7
Noncontrolling interest		0
Shareholders' equity	8,716.7	8,693.7
Total liabilities and shareholders' equity	14,069.6	13,893.4
Guarantor Subsidiaries [Member]
Assets
Cash and cash equivalents, beginning of period	233.6	245.2	511.4	519.6
Investment securities	16.5	0
Accounts Receivable, Net	283.0	463.9
Inventories	658.4	613.9
Current deferred income taxes	61.3	59.8
Prepaid expenses and other current assets	60.1	62.7
Total current assets	1,312.9	1,445.5
Property and Equipment, Net	526.4	532.4
Goodwill and other indefinite-lived intangible assets	3,065.3	3,078.3
Other intangible assets, net	6,475.4	6,583.8
Non-current deferred income taxes	10.9	0
Other non-current assets	74.5	84.5
Intercompany loans receivable	2,065.7	2,145.7
Investments in subsidiaries	8,538.3	7,826.9
Total non-current assets	20,756.5	20,251.6
Total Assets	22,069.4	21,697.1
Liabilities and Shareholders' Equity
Accounts Payable	1,254.0	3,998.0
Short-term Debt		0
Payroll and related taxes	56.2	79.9
Accrued Customer Programs	35.0	65.6
Accrued Liabilities	102.2	121.8
Accrued Income Taxes	12.7	3.4
Current deferred income taxes	4.3	1.1
Current portion of long-term debt	1.5	1.6
Total current liabilities	1,465.9	4,271.4
Long-term debt, less current portion	1.6	1.9
Non-current deferred income taxes	692.2	709.6
Other non-current liabilities	192.4	182.6
Intercompany loans payable	13,849.0	11,291.5
Total non-current liabilities	14,735.2	12,185.6
Liabilities	16,201.1	16,457.0
Controlling interest		5,240.1
Noncontrolling interest		0
Shareholders' equity	5,868.3	5,240.1
Total liabilities and shareholders' equity	22,069.4	21,697.1
Non-Guarantor Subsidiaries [Member]
Assets
Cash and cash equivalents, beginning of period	233.2	230.9	305.2	260.3
Investment securities	5.1	5.9
Accounts Receivable, Net	1,822.6	4,495.7
Inventories	148.1	148.1
Current deferred income taxes	3.3	3.0
Prepaid expenses and other current assets	49.4	43.4
Total current assets	2,261.7	4,927.0
Property and Equipment, Net	235.3	247.5
Goodwill and other indefinite-lived intangible assets	437.7	465.5
Other intangible assets, net	196.4	203.2
Non-current deferred income taxes	3.2	23.6
Other non-current assets	84.5	86.7
Intercompany loans receivable	14,242.3	11,444.1
Investments in subsidiaries	367.5	325.2
Total non-current assets	15,566.9	12,795.8
Total Assets	17,828.6	17,722.8
Liabilities and Shareholders' Equity
Accounts Payable	252.2	487.3
Short-term Debt		2.1
Payroll and related taxes	20.7	32.3
Accrued Customer Programs	239.5	190.9
Accrued Liabilities	45.6	46.7
Accrued Income Taxes	19.6	14.0
Current deferred income taxes	0	0
Current portion of long-term debt	0	0
Total current liabilities	577.6	773.3
Long-term debt, less current portion	0	4.6
Non-current deferred income taxes	16.5	34.3
Other non-current liabilities	94.5	110.8
Intercompany loans payable	7,667.7	7,667.8
Total non-current liabilities	7,778.7	7,817.5
Liabilities	8,356.3	8,590.8
Controlling interest		9,131.2
Noncontrolling interest		0.8
Shareholders' equity	9,472.3	9,132.0
Total liabilities and shareholders' equity	$ 17,828.6	$ 17,722.8